                            SUPPLEMENT TO PROSPECTUS
              FOR THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                                DATED MAY 1, 2004

The supplements dated October 18, 2004 and October 22, 2004 are hereby amended and restated as follows:

Effective January 1, 2005, the following name changes will occur:

                             OLD NAME                                                           NEW NAME
                             --------                                                           --------
THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)  ("WE" OR "US"    JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) ("WE" OR "US" OR
OR "THE COMPANY" OR "MANULIFE USA")                                 "THE COMPANY" OR "JOHN HANCOCK USA")

MANULIFE FINANCIAL SECURITIES LLC ("MANULIFE FINANCIAL              JOHN HANCOCK DISTRIBUTORS LLC ("JHD LLC")
SECURITIES")

MANUFACTURERS SECURITIES SERVICES, LLC ("MSS")                      JOHN HANCOCK INVESTMENT MANAGEMENT SERVICES, LLC ("JHIMS LLC")

MANUFACTURERS INVESTMENT TRUST ("TRUST" OR "MIT")                   JOHN HANCOCK TRUST ("TRUST" OR "JHT")

THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.) SEPARATE          JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.) SEPARATE ACCOUNT H
ACCOUNT H (THE "VARIABLE ACCOUNT")                                  (THE "VARIABLE ACCOUNT")

ANNUITY SERVICE OFFICE ADDRESS

Effective October 22, 2004, the Annuity Service Office street address that appears in the Prospectus is changed to 601 Congress Street, Boston, MA 02210-2805. The mailing address remains as stated in the Prospectus.

GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE PORTFOLIOS

THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)

The disclosure under "General Information About Us, The Variable Account and the Portfolios - The Manufacturers Life Insurance Company (U.S.A.)" is amended to indicate that the Fitch rating is the "2nd category of 24", not the "2nd category of 22" as stated in the prospectus.

THE PORTFOLIOS

                        NOTICE OF PORTFOLIO SUBSTITUTIONS

The Company has filed an application with the Securities and Exchange Commission ("SEC") to permit substitutions of the Company's separate account investments in the portfolio listed below with investments in a new portfolio as follows:

                    REPLACED PORTFOLIO                              SUBSTITUTED PORTFOLIO
                    ------------------                              ---------------------
                    Great Companies - America Trust                 U.S. Global Leaders Trust

IMPORTANT INFORMATION CONCERNING THE PROPOSED SUBSTITUTIONS.

      - Prior to the effective date of the proposed substitutions and for 30 days thereafter you may transfer amounts invested in the sub-accounts which invest in the Replaced Portfolio to any other sub-account free of charge;

      - Prior to the effective date of the proposed substitutions and for 30 days thereafter any transfer from the sub-account which invests in a Replaced Portfolio to any other sub-account will not count as a transfer when imposing any applicable restrictions or limit on transfers;

      - You will not incur any fees or charges or any tax liability because of the substitutions, and your contract value immediately after the substitutions will equal your contract value immediately before the substitutions.

      - The total expenses of each Substituted Portfolio as shown below are less than the total expenses of the respective Replaced Portfolio. Actual total expenses of the Substituted Portfolio may be higher or lower in the future..

      - Upon a substitution you will receive another notice which will detail the effective date of the substitution and reiterate your rights related to the substitution. You will also receive a prospectus for the Substituted Portfolio.

      - The Company cannot effect the substitutions until it has received the order which it has requested from the SEC. If the order is issued, the Company intends to effect the substitutions as of the close of trading of the New York Stock Exchange on April 29, 2005.

SUBSTITUTED PORTFOLIO FEES AND CHARGES. The following information shows the annual investment advisory fees and other expenses of the Substituted Portfolio. The figures are a percentage of the average net assets of the portfolios as of June 30, 2004. These fees and expenses do not reflect Separate Account expenses and other deductions from policy value described in the prospectus.

Management of the Trust intends to submit to the Board of Trustees of the Trust for consideration at their December 13, 2004 meeting a proposal to increase the management fee for the U.S. Global Leaders Trust by 0.10% and to decrease the Rule 12b-1 fee being paid by each class of shares of this portfolio by 0.10% effective at the same time as the increase in management fees. This proposal would not result in any increase in Total Trust Annual Expenses for Series II shares of the U.S. Global Leaders Trust. If approved by the Trustees, the proposal will be submitted to the shareholders of the U.S. Global Leaders Trust at a meeting to be held on February 15, 2005.

SUBSTITUTED PORTFOLIO          MANAGEMENT FEE        RULE 12B-1 FEES     OTHER EXPENSES*       TOTAL TRUST ANNUAL EXPENSES*
---------------------          --------------        ---------------     ---------------       ----------------------------
U.S. Global Leaders Trust      0.61%                 0.35%               0.97%                 1.93%
(Series II Shares)

* For the U.S. Global Leaders Trust, the Adviser reduces its advisory fee or reimburses the portfolio if the total of all expenses (excluding advisory fees, Rule 12b-1 fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio's business) exceed 0.50%. If such expense reimbursement were reflected, it is estimated that "Other Expenses" and "Total Trust Annual Expenses" would be: 0.50% and 1.46%.

SUBSTITUTED PORTFOLIO INVESTMENT ADVISER AND INVESTMENT OBJECTIVE. The following information lists the investment adviser and subadviser and information regarding the investment objective of the Substituted Portfolio. More detailed information about these portfolios can be found in the Trust prospectus dated May 1, 2004 which is enclosed with this supplement.

SUBSTITUTED PORTFOLIO           INVESTMENT ADVISER/SUBADVISER                        INVESTMENT OBJECTIVE
---------------------           -----------------------------                        --------------------
U.S. Global Leaders Trust       Adviser:  Manufacturers Securities Services LLC      To seek long-term growth of capital
                                Subadviser:  Sustainable Growth Advisers, L.P.

DESCRIPTION OF THE CONTRACT

ACCUMULATION PERIOD PROVISIONS

PURCHASE PAYMENTS

Effective June 1, 2004, we may reduce or eliminate the minimum initial purchase payment requirement, upon your request, in the following circumstances:

      - You purchase your contract through a 1035 exchange of an existing contract(s) issued by another carrier(s) AND at the time of application, the value of your existing contract(s) meets or exceeds the applicable minimum initial purchase payment requirement AND prior to Manulife's receipt of such 1035 monies, the value drops below the applicable minimum initial purchase payment requirement due to market conditions.

      - You purchase more than one new contract and such contracts cannot be combined AND the average combined initial purchase payment for these new contracts is equal to or greater than $50,000.

      - You and your spouse each purchase at least one new contract AND the average initial purchase payment for the new contract(s) is equal to or greater than $50,000.

      - You purchase a new IRA contract for a new participant added under your Simplified Employee Pension Plan AND the plan is currently invested in one or more IRA contracts issued by Manulife.

      - You purchase multiple contracts issued in conjunction with a written Retirement Savings Plan (either qualified and non-qualified), for the benefit of plan participants AND the annuitant under each contract is a plan participant AND the average initial purchase payment for these new contracts is equal to or greater than $50,000.

OTHER CONTRACT PROVISIONS

TEN DAY RIGHT TO REVIEW
(Applicable to Residents of California Only)

Effective July 1, 2004, residents in California age 60 and greater may cancel the contract by returning it to our Annuity Service Office or agent at any time within 30 days after receiving it. If you cancel the contract during this 30 day period and your purchase payments were allocated to a fixed account investment option or the Money-Market investment option, we will pay you the original amount of your purchase payments. If your purchase payments were allocated to a Variable Account investment option (other than the Money Market portfolio), we will pay you the contract value, (minus any unpaid loans), computed at the end of the business day on which we receive your returned contract.

Your purchase payments will be placed in either (a) the fixed account investment option, (b) the Money Market investment option or (c) in one or more of the Variable Account investment options, based upon your instructions on the application.

FIXED ACCOUNT INVESTMENT OPTIONS

LOANS

The first paragraph of this section is replaced by the following:

We offer a loan privilege only to owners of contracts issued in connection with
Section 403(b) qualified plans that are not subject to Title I of ERISA. If you own such a contract, you may borrow from us, using your contract as the only security for the loan, in the same manner and subject to the same limitations as described under "LOANS" (see FEDERAL TAX MATTERS-Qualified Retirement Plan - Loans). THE LOAN PRIVILEGE WILL NOT BE AVAILABLE TO SUCH CONTRACTS IF THE PRINCIPAL PLUS OPTIONAL BENEFIT IS ELECTED.

OPTIONAL BENEFITS

GUARANTEED RETIREMENT INCOME PROGRAM II

For applications received on or after June 28, 2004, the Guaranteed Retirement Income Program II ("GRIP II") is no longer available for purchase for contracts issued in Minnesota or Oregon.

GUARANTEED RETIREMENT INCOME PROGRAM III

For applications received on or after June 1, 2004, the Guaranteed Retirement Income Program III ("GRIP III") and Guaranteed Retirement Income Program II ("GRIP II") are no longer available for purchase in any state where the optional Principal Plus Rider is available for purchase.

OPTIONAL PRINCIPAL PLUS RIDER

Effective October 18, 2004, contracts issued to a Tax Sheltered Annuity (as described in Section 403(b) of the Code) may elect the Principal Plus Rider.

For applications received on or after June 1, 2004 that elect the optional Principal Plus rider, the following sections of the prospectus are amended as described below. (For applications received prior to June 1, 2004, that elect the optional Principal Plus rider, please see "Special Rules for Applications Received Prior to June 1, 2004" below.)

INVESTMENT OPTIONS. If you elect Principal Plus, you must invest 100% of your contract value at all times:

      (a) in one or more of the Portfolios currently available with Principal Plus (see "Portfolios Available with Principal Plus" below); or

      (b) in a manner consistent with any of the Model Allocations currently available with Principal Plus (see "Model Allocations Available with Principal Plus" below.)

If you select (a) above, you may allocate your monies to any one of the Portfolios currently available with Principal Plus or in any combination of such Portfolios. If you use our Dollar Cost Averaging ("DCA") program from the Money Market Portfolio or the DCA fixed account investment option in connection with Portfolios currently available with Principal Plus, you will be considered to have met (a) above.

If you select (b) above, you must allocate your entire contract value to one of the Model Allocations currently available with Principal Plus and you must rebalance your entire contract value to your selected Model Allocation on a quarterly basis. In addition, you may not transfer monies between investment options other than to transfer 100% of your contract value to another Model Allocation. If you use our Dollar Cost Averaging ("DCA") program from the DCA fixed account investment option in connection with your selected Model Allocation, you will be considered to have met (b) above. Note if you select a Model Allocation you may not dollar cost average from the Money Market Portfolio pursuant to our DCA program.

You may transfer between (a) and (b), or vice versa, on any date, provided 100% of your contract value is transferred. Withdrawals will be taken in accordance with our default procedures; you may not specify the investment option from which a withdrawal is to be made. (See "ACCUMULATION PERIOD PROVISIONS - Withdrawals.") Subsequent purchase payments will be allocated in accordance with your instructions, subject to the restrictions described herein. All investment options may not be available through all distribution partners.

YOU SHOULD CONSULT WITH YOUR FINANCIAL ADVISOR TO ASSIST YOU IN DETERMINING WHICH MODEL ALLOCATION OR INVESTMENT OPTION AVAILABLE WITH PRINCIPAL PLUS IS BEST SUITED FOR YOUR FINANCIAL NEEDS AND RISK TOLERANCE.

Portfolios Available with Principal Plus. The following Portfolios are currently available with Principal Plus:

                                 PORTFOLIO NAME

                               Money Market Trust

                           Lifestyle Growth 820 Trust

                          Lifestyle Balanced 640 Trust

                          Lifestyle Moderate 460 Trust

                        Lifestyle Conservative 280 Trust

FOR MORE INFORMATION REGARDING THESE PORTFOLIOS, INCLUDING INFORMATION RELATING TO THEIR INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN SUCH PORTFOLIOS, PLEASE SEE THE "GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE TRUST" SECTION OF THIS PROSPECTUS AS WELL AS THE TRUST'S PROSPECTUS. THE TRUST'S PROSPECTUS SHOULD BE READ CAREFULLY BEFORE INVESTING.

Model Allocations Available with Principal Plus. The following Model Allocations are currently available with Principal Plus:

       MODEL ALLOCATION NAME           PERCENTAGE ALLOCATION             PORTFOLIO NAME
                                         OF EACH PORTFOLIO
                                         WITHIN THE MODEL
                                            ALLOCATION
       ---------------------           ---------------------             --------------
Core Holdings of America                        25%              American Growth-Income Trust
                                                25%              American Growth Trust
                                                15%              American International Trust
                                                35%              Diversified Bond Trust

Value Strategy                                  30%              Equity-Income Trust
                                                30%              Core Equity Trust
                                                20%              Diversified Bond Trust
                                                20%              Strategic Bond Trust

Growth Blend                                    40%              Blue Chip Growth Trust
                                                20%              Diversified Bond Trust
                                                20%              American Growth-Income Trust
                                                20%              Strategic Bond Trust

Global Balanced                                 30%              Fundamental Value Trust
                                                20%              Global Bond Trust
                                                25%              Global Allocation Trust
                                                25%              American International Trust

CoreSolution                                    34%              Strategic Income Trust
                                                33%              U.S. Global Leaders Growth Trust
                                                33%              Classic Value Trust

IF YOU SELECT ONE OF THE MODEL ALLOCATIONS AVAILABLE WITH PRINCIPAL PLUS THERE IS NO ASSURANCE THAT YOUR CONTRACT VALUE WILL NOT LOSE MONEY OR THAT INVESTMENT RESULTS WILL NOT EXPERIENCE VOLATILITY. YOUR INVESTMENT PERFORMANCE WILL DEPEND ON THE PERFORMANCE OF THE COMPONENT PORTFOLIOS REFERENCED ABOVE. YOUR INVESTMENT IN THE PORTFOLIOS WILL FLUCTUATE AND WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN YOUR ORIGINAL INVESTMENT. EACH MODEL ALLOCATION IS NOT A FUND-OF-FUNDS. FOR MORE INFORMATION REGARDING EACH PORTFOLIO THAT COMPRISES THE MODEL ALLOCATIONS, INCLUDING INFORMATION RELATING TO EACH PORTFOLIO'S INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS, AND THE RISKS OF INVESTING IN EACH PORTFOLIO, PLEASE SEE THE "GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE TRUST" SECTION OF THIS PROSPECTUS AS WELL AS THE TRUST'S PROSPECTUS. THE TRUST'S PROSPECTUS SHOULD BE READ MORE CAREFULLY BEFORE INVESTING.

WE RESERVE THE RIGHT TO RESTRICT INVESTMENT OPTIONS AT ANY TIME. Current transfer restrictions are described above. If an investment option is restricted, no transfers into the restricted investment options will be allowed and no purchase payments may be allocated to the restricted investment options after the date of the restriction. Any amounts previously allocated to an investment option that is subsequently restricted will be unaffected by such restrictions. Any amounts previously allocated to Fixed Investment Options may be renewed subject to the terms of the contract.

We also reserve the right to limit the actual percentages allocated to certain investment options, to require that certain investment options be chosen in conjunction with other investment options, to limit transfers between existing investment options and/or to require periodic rebalancing of existing variable investment accounts to the required percentages.

Special Rules for Applications Received Prior to June 1, 2004. For applications received prior to June 1, 2004, that do not have allocations in a particular Model Allocation on June 1, 2004, the "Investment Options" discussion above is applicable to you and any formerly available Model Allocations that are not described above are no longer available for transfers or payments. For applications received prior to June 1, 2004, that have allocations in a particular Model Allocation on June 1, 2004:

      - You may transfer monies out of the Model Allocation in which you are currently invested to one or more of the investment options mentioned above provided 100% of your contract value is transferred. When such a transfer is made, the investment options described in "Investment Options" above are the available investment options and any formerly available Model Allocations that are not described above are no longer available for transfers or payments.

      - If you choose to remain in the Model Allocation in which you are currently invested, you must continue to rebalance your entire contract value to your Model Allocation on a quarterly basis and you may continue to allocate new payments to such Model Allocation.

      - If you are currently participating in our DCA program and are dollar cost averaging from the DCA fixed account investment option into a particular Model Allocation, such DCA program may continue and new payments may be allocated to such Model Allocation. You may transfer monies out of the Model Allocation in which you are currently invested to one of the investment options described in "Investment Options" above provided 100% of such monies are transferred. If such a transfer is made, the investment options described in "Investment Options" above become the available investment options and any formerly available Model Allocations that are not described above are no longer available for transfers or payments.

TRIPLE PROTECTION DEATH BENEFIT

For applications received on or after January 3, 2005, the Triple Protection Death Benefit ("T-PRO") is no longer available for purchase.

FEDERAL TAX MATTERS

QUALIFIED RETIREMENT PLANS

LOANS

The first paragraph of this section is replaced by the following:

A loan privilege is available only to owners of contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. The requirements and limitations governing the availability of loans, including the maximum amount that a participant may take as a loan are subject to the rules in the Code, IRS Regulations, and our procedures in effect at the time a loan is made. The loan privilege will not be available to such contracts if the Principal Plus optional benefit is elected. Because the rules governing loans under section 403(b) contracts are complicated, you should consult your tax advisor before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.

APPENDIX U: ACCUMULATION UNIT VALUE TABLES

Appendix U contains the following three accumulation unit value tables:

      (1) a table reflecting the fees for GEM and the Annual Step Death Benefit for contracts issued prior to May 5, 2003,

      (2) a table reflecting the fees for GEM and the Annual Step Death Benefit for contracts issued on or after May 5, 2003,

      (3) a table not reflecting the fees for GEM and the Annual Step Death Benefit.

There are three additional accumulation unit value tables in Appendix A of the Statement of Additional Information as follows:

      (1)   a table reflecting the fees for contracts issued with GEM only,

      (2) a table reflecting the fees for contracts issued prior to May 5, 2003 with the Annual Step Death Benefit only,

      (3) a table reflecting the fees for contracts issued on or after May 5, 2003 with the Annual Step Death Benefit only.

Please note that GRIP II and GRIP III fees are deducted from contract value and, therefore, are not reflected in the accumulation unit values.

                       SUPPLEMENT DATED DECEMBER 30, 2004

Venture III Supp 12-30-2004